Auditor's remuneration	12 Months Ended
Sep. 30, 2022
Auditor's remuneration
Auditor's remuneration

Note 34. Auditor’s remuneration

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2022	2021	2022	2021
Audit and audit-related fees
Audit fees
PwC Australia	28,442	29,306	28,366	29,148
Overseas PwC network firms	5,670	4,310	459	536
Total audit fees	34,112	33,616	28,825	29,684
Audit-related fees
PwC Australia	1,490	1,456	1,490	1,456
Overseas PwC network firms	54	221	-	-
Total audit-related fees	1,544	1,677	1,490	1,456
Total audit and audit-related fees	35,656	35,293	30,315	31,140
Tax fees
PwC Australia	36	35	36	35
Total tax fees	36	35	36	35
Total audit and non-audit fees	35,692	35,328	30,351	31,175

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Tax	Tax compliance and tax advisory services.

It is Westpac’s policy to engage PwC on assignments additional to its statutory audit duties only if its independence is not impaired or seen to be impaired and where its expertise and experience with Westpac is important. All services were approved by the Board Audit Committee in accordance with Westpac’s Pre-Approval of Engagement of PricewaterhouseCoopers for Audit or Non-Audit Services Policy.

PwC also received fees of $9.3 million (2021: $9.6 million) for various entities which are related to Westpac but not consolidated. These non-consolidated entities include entities sponsored by the Group, trusts of which a Westpac Group entity is trustee, manager or responsible entity, superannuation funds and pension funds.